Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Schedule of fair value (level 3) of derivative financial instruments

	June 30, 2026	December 31, 2025
Phantom shares	285,962	285,962
Anti-dilution protection	102,547	102,547
Warrants	120,558	120,558
Total	509,067	509,067

Schedule of fair value measurement of assets

	Levels 1 and 2		Level 3
	June 30,	December 31,	June 30,	December 31,
	2026	2025	2026	2025
Financial assets at fair value through profit and loss (FVPL)
Phantom shares (Stalicla SA)	—	—	285,962	285,962
Anti-dilution protection (Stalicla SA)	—	—	102,547	102,547
Warrants (Stalicla SA)	—	—	120,558	120,558
Financial assets at fair value through other comprehensive income (OCI)
Preferred shares (Stalicla SA) (note 23)	—	—	285,962	285,962
Total financial assets	—	—	795,029	795,029

Schedule of significant unobservable inputs used in fair value measurement

	Fair value at			Range of inputs
	June 30,	December 31,		June 30,	December 31,	Relation of unobservable inputs to
Description	2026	2025	Unobservable inputs	2026	2025	fair value
Preferred shares (Stalicla SA)	285,962	285,962	(1)	CHF17-CHF30	CHF17-CHF30	(2)
Phantom shares (Stalicla SA)	285,962	285,962	Stalicla share price used in Black-Scholes valuation model, determined by the price paid by external investors. The fair value of phantom shares is capped at the fair value of preferred shares	CHF17	CHF17

A 10% increase or decrease in Stalicla’s share price would increase or decrease the fair value by CHF 39,682 and CHF 36,138, respectively. In both cases the fair value would remain capped at the fair value of preferred shares.

Anti-dilution protection (Stalicla SA)	102,547	102,547	Sale price of Stalicla shares used in the different scenarios in binomial valuation model	CHF17-CHF30	CHF17 -CHF30

A 10% increase or decrease in the sale price of Stalicla shares under the scenario used in the binomial valuation model, would increase or decrease the fair value by CHF 25,064 and CHF 18,949, respectively.

Warrants (Stalicla SA)	60,547	60,547	Stalicla share price used in Black-Scholes valuation model, determined by the price paid by external investors	CHF17	CHF17	A 10% increase or decrease in Stalicla’s share price would increase or decrease the fair value by CHF 15,673 and CHF 12,791, respectively.
Warrants (Stalicla SA)	60,011	60,011	Stalicla share price used in Black-Scholes valuation model, determined by the price paid by external investors	CHF17	CHF17	A 10% increase or decrease in Stalicla’s share price would increase or decrease the fair value by CHF 6,091 and CHF 5,538, respectively.
(1)The fair value of the preferred shares was determined as the residual amount between the subscription price of CHF 795,029 and the fair value of the derivative financial instruments measured using Black-Scholes and binomial valuation models. The fair value of the phantom shares was capped at the fair value of the preferred shares.
(2)An increase or decrease of 10% in Stalicla’s share price used to calculate the fair value of the anti-dilution protection through a ratchet mechanism and warrants would result in a decrease or increase in fair value by CHF 21,697 and CHF 20,357, respectively.